CONSOLIDATED BALANCE SHEETS	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 34,223	$ 71,393	$ 218,513
Prepaid expense and other current assets	212,007	61,654	99,086
Inventory	502,276	52,279	0
Total Current Assets	748,506	185,326	317,599
Property and equipment, net of accumulated depreciation of $79,940, $63,470 and $3,017, respectively	572,384	588,067	567,566
Exploration property	1,864,608	1,864,608	1,864,608
Restricted cash	74,500	74,499	15,000
Deposits	22,440	22,440	22,440
Total Assets	3,282,438	2,734,940	2,787,213
CURRENT LIABILITIES:
Accounts payable	269,103	251,834	132,580
Notes payable, net of unamortized discounts of $1,369, $77,157 and $158,559, respectively	971,534	1,168,187	491,441
Note payable, related party net of unamortized discounts of $1,354 , $4,438 and $0, respectively	$ 28,646	$ 25,562	$ 0
Derivative instrument liability	293,833	0	0
Accrued compensation - related parties.	$ 230,000	$ 228,975	$ 0
Accrued liabilities	434,352	592,764	149,314
Total Current Liabilities	2,227,468	2,267,322	773,335
LONG-TERM DEBT:
Convertible note payable, net of unamortized discounts of $113,018 and $ 0 , respectively	1,382	0	0
Total Liabilities	2,228,850	2,267,322	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; 51 , 51 and 51 shares issued and outstanding, respectively	0	0	0
Common stock, $0.001 par value; 400,000,000 shares authorized; 307,681,187 ,285,398,000 and 278,053,877 shares issued and outstanding, respectively	307,681	285,398	278,054
Additional paid-in capital	208,819,576	207,701,091	206,411,222
Accumulated deficit	(208,073,669)	(207,518,871)	(204,675,398)
Total Stockholders' Equity	1,053,588	467,618	2,013,878
Total Liabilities and Stockholders' Equity	$ 3,282,438	$ 2,734,940	$ 2,787,213